CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet
The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2022	2023
ASSETS
Current assets:
Cash and cash equivalents	$7,500	$3,190
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	202	262

Total current assets	61,205	56,955
Investment in subsidiaries	1,276,497	1,288,395

Total assets	$1,337,702	$1,345,350

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	98	—
Amounts due to subsidiaries	172,317	170,141

Total liabilities	172,415	170,141

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 61,962,449 shares issued and 62,021,930 shares issued and outstanding as of June 30, 202 2 and 202 3 , respectively	62	62
Additional paid-in capital	243,476	246,908
Retained earnings	934,404	1,040,657
Accumulated other comprehensive loss	(12,655)	(112,418)

Total equity	1,165,287	1,175,209

Total liabilities and equity	$1,337,702	$1,345,350

Schedule of condensed statement of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2021	2022	2023
General and administrative expenses	$21,090	$17,223	$7,219

Loss from operations	(21,090)	(17,223)	(7,219)
Interest income	117	—	14
Foreign exchange gains	1,532	197	1,409
Share of net income of subsidiaries	$109,150	$100,208	$112,727

Income before income taxes	89,709	83,182	106,931
Income tax expenses	—	—	—

Net income	89,709	83,182	106,931
Other comprehensive income, net of tax of nil
Translation adjustment	96,331	(45,469)	(99,763)

Comprehensive income	$186,040	$37,713	$7,168

Schedule of condensed statement of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2021	2022	2023
Cash flows from operating activities:
Net income	$89,709	$83,182	$106,931
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(109,150)	(100,208)	(112,727)
Share-based compensation expenses	9,724	9,709	3,286
Change in operating assets and liabilities	5,065	26,820	(1,800)

Net cash (used in) provided by operating activities	$(4,652)	$19,503	$(4,310)
Cash flows from investing activities:
Maturity of short-term investments	11,318	—	—

Net cash provided by investing activities	$11,318	$—	$—
Cash flows from financing activities:
Payment of dividends	(12,107)	(19,827)	—

Net cash used in financing activities	$(12,107)	$(19,827)	$—

Net decrease in cash and cash equivalents	$(5,441)	$(324)	$(4,310)

Cash and cash equivalents, beginning of period	13,265	7,824	7,500

Cash and cash equivalents, end of period	$7,824	$7,500	$3,190